Tax - Deferred tax assets and liabilities (Details) - GBP (£) £ in Millions	Dec. 31, 2021		Dec. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	£ 2,981	[1]	£ 2,552
Deferred tax liability	(6)	[1]	(225)
Net deferred tax	2,975		2,327
US Intermediate Holding Company Tax Group ("IHC Tax Group")
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	1,004		1,001
US Branch Tax Group
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	1,002		1,048
UK Tax Group
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	1,679	[2]	1,171
Deferred tax liability	(6)	[2]	(225)
UK Tax Group | UNITED KINGDOM
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	576		0
Other (outside the UK and US tax groups)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	£ 399		£ 503

[1]	2021 financial metrics have been restated to reflect the over-issuance of securities under the Company's 2019 F-3. See Restatement of financial statements (Note 1a) on page 118 for further details.
[2]	2021 financial metrics have been restated to reflect the over-issuance of securities under the Company's 2019 F-3. See Restatement of financial statements (Note 1a) on page 118 for further details.